RELATED PARTY TRANSACTIONS - Revenues from related parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTIONS
Revenue from related parties	¥ 664,203	¥ 847,890	¥ 422,575
Online marketing services | Ziroom
RELATED PARTY TRANSACTIONS
Revenue from related parties	90,262	104,888	72,309
Platform services | IFM
RELATED PARTY TRANSACTIONS
Revenue from related parties	65,258	69,717	41,704
Agency services | Ziroom
RELATED PARTY TRANSACTIONS
Revenue from related parties	34,197	53,150	55,447
Agency services | Yuanjing Mingde
RELATED PARTY TRANSACTIONS
Revenue from related parties	8,700	7,565	0
Agency services | Vanlian
RELATED PARTY TRANSACTIONS
Revenue from related parties	745	1,608	0
Technical Services | Tencent
RELATED PARTY TRANSACTIONS
Revenue from related parties	5,183	4,491	35,154
Agency services, online marketing services and home renovation services | Vanlian
RELATED PARTY TRANSACTIONS
Revenue from related parties	0	174,511	14,706
Commission support services | Brokerage firms
RELATED PARTY TRANSACTIONS
Revenue from related parties	441,471	423,448	201,385
Platform and franchise services
RELATED PARTY TRANSACTIONS
Revenue from related parties	13,011	8,512	1,870
Others
RELATED PARTY TRANSACTIONS
Revenue from related parties	¥ 5,376	¥ 0	¥ 0